Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable – gross	$ 26,025,068	$ 8,260,574
Allowance for doubtful accounts	(1,498,806)
Accounts receivables	$ 24,526,262	$ 8,260,574